Income Taxes (Expiry Schedule of Net Operating Loss Carryforwards) (Detail) ¥ in Millions	Mar. 31, 2021 JPY (¥)
Income Tax Disclosure [Abstract]
2022	¥ 7,307
2023	8,757
2024	17,895
2025	10,279
2026	24,346
Thereafter	121,639
Indefinite period	36,162
Total	¥ 226,385